Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund - Fidelity International Small Cap Opportunities Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(1.21%)
Annual Return 2015	10.12%
Annual Return 2016	(1.08%)
Annual Return 2017	35.69%
Annual Return 2018	(14.10%)
Annual Return 2019	29.06%
Annual Return 2020	19.61%
Annual Return 2021	17.75%
Annual Return 2022	(28.95%)
Annual Return 2023	16.99%